Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Deferred gain on disposal of businesses	$ 21,883	$ 25,822
Investments, net	48,551	67,923
Policyholder and separate account reserves	0	1,963
Deferred acquisition costs	13,466	16,928
Compensation related	1,598	905
Employee and post-retirement benefits	1,642	902
Total deferred tax asset	87,140	114,443
Deferred Tax Liabilities
Net unrealized appreciation on securities	(99,002)	(174,650)
Policyholder and separate account reserves	(2,058)	0
Accrued liabilities	(1,934)	(1,255)
Other	(6,388)	(8,455)
Total deferred tax liability	(109,382)	(184,360)
Net deferred income tax liability	(22,242)	(69,917)
Net operating or capital loss carryforwards	0
Cumulative valuation allowance against deferred tax assets	$ 0	$ 0